CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Funds (1933 Act File No. 333-82447; 1940 Act File No. 811-09435) (“Registrant”) hereby certifies that (a) the form of the Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 37 (“Amendment No. 37”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) the text of Amendment No. 37 was filed electronically.

WADDELL & REED ADVISORS FUNDS

Dated: November 4, 2015	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary